Disclosure of reconciliation of changes in goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Goodwill, beginning balance	$ 1,820,307	$ 4,753,324	$ 6,501,886
Impairment charge	1,879,356	2,709,239	1,518,328
Cumulative translation adjustment	59,049	(223,778)	(230,234)
Goodwill, ending balance	$ 0	$ 1,820,307	$ 4,753,324